Related Party Transactions (Details 1) - ARS ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Total related party balances	$ 3,197	$ 3,968
Borrowings Excluding Finance Leases [Member]
Statement [Line Items]
Total related party balances	(902)	(236)
Investments In Financial Assets [Member]
Statement [Line Items]
Total related party balances	1,575	2,414
Trade And Other Payable [Member]
Statement [Line Items]
Total related party balances	(457)	(571)
Trade And Other Receivables [Member]
Statement [Line Items]
Total related party balances	$ 2,981	$ 2,361